Acquisitions & Divestitures - Businesses Acquired, 2018 (Details) - 2018 Acquisitions $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) entity
Business Acquisition [Line Items]
Number of acquisitions	2
Aggregate acquisitions cost | $	$ 49
Cloud & Cognitive Software
Business Acquisition [Line Items]
Number of acquisitions	1
Global Business Services
Business Acquisition [Line Items]
Number of acquisitions	1